Investment Objectives and Goals - Davis Variable Account Fund	Dec. 31, 2025
Davis Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Davis Equity Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
Davis Financial Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Davis Financial Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
Davis Real Estate Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Davis Real Estate Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks total return through a combination of growth and income.